Initial Public Offering	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering
Note 3—Initial Public Offering
Pursuant to the Initial Public Offering, the Company sold 34,500,000 Public Shares at a purchase price of $10.00 per Public Share, including 4,500,000 Public Shares sold pursuant to the full exercise of the underwriters’ option to purchase additional Public Shares to cover over-allotments.
Simultaneously with the closing of the IPO, the Company completed the private sale of 990,000 shares of Class A common stock of the Company, par value $0.0001 per share (the “Private Placement Shares”) at a purchase price of $10.00 per Private Placement Shares, to the Company’s sponsor, Khosla Ventures SPAC Sponsor LLC, generating aggregate gross proceeds to the Company of $9,900,000.